                                  CERTIFICATION
                                  -------------

         Pursuant to Rule 497(j) of the Securities Act of 1933 (the "1933 Act"), the undersigned hereby certifies as follows:

         1. This filing is made on behalf of Janus Aspen Series. Registrant's 1933 Act No. is 33-63212 and Registrant's 1940 Act No. is 811-7736.

         2. There are no changes to the Prospectuses and Statements of Additional Information from the forms of the Prospectuses and Statements of Additional Information that were filed in Post-Effective Amendment No. 37 ("PEA No. 37") on April 30, 2004, pursuant to Rule 485(b) of the 1933 Act for the following portfolios:

                 Balanced Portfolio                                 International Growth Portfolio
                 - Institutional Shares                             - Institutional Shares
                 - Service Shares                                   - Service Shares
                                                                    - Service II Shares

                 Capital Appreciation Portfolio                     Mid Cap Growth Portfolio
                 - Institutional Shares                             - Institutional Shares
                 - Service Shares                                   - Service Shares

                 Core Equity Portfolio                              Mid Cap Value Portfolio
                 - Institutional Shares                             - Institutional Shares
                 - Service Shares                                   - Service Shares

                 Flexible Income Portfolio                          Money Market Portfolio
                 - Institutional Shares                             - Institutional Shares
                 - Service Shares                                   - Service Shares

                 Foreign Stock Portfolio                            Risk-Managed Core Portfolio
                 - Service Shares                                   - Service Shares

                 Global Life Sciences Portfolio                     Risk-Managed Growth Portfolio
                 - Institutional Shares                             - Service Shares
                 -  Service Shares

                 Global Technology Portfolio                        Small Company Value Portfolio
                 - Institutional Shares                             - Service Shares
                 - Service Shares
                 - Service II Shares

                 Growth Portfolio                                   Worldwide Growth Portfolio
                 - Institutional Shares                             - Institutional Shares
                 - Service Shares                                   - Service Shares
                                                                    - Service II Shares
                 Growth and Income Portfolio
                 - Institutional Shares
                 - Service Shares

                 (collectively, the "Portfolios")

         3.      The text of PEA No. 37 has been filed electronically.

         DATED:  April 30, 2004

                                              JANUS ASPEN SERIES
                                              on behalf of the Portfolios



                                              By: /s/ Bonnie M. Howe
                                                 -------------------------------
                                                 Bonnie M. Howe
                                                 Vice President